CONTRACTHOLDER BONUS INTEREST CREDITS (Tables)	12 Months Ended
Dec. 31, 2016
Contractholder Bonus Interest Credits [Abstract]
Contractholder Bonus Interest Credits
Changes in the deferred asset for contractholder bonus interest credits are as follows:

	December 31,
	2016	2015
	(In millions)
Balance, beginning of year	$534	$557
Contractholder bonus interest credits deferred	13	17
Amortization charged to income	(43)	(40)
Balance, End of Year	$504	$534

Changes in deferred acquisition costs were as follows:

	December 31,
	2016	2015
	(In millions)
Balance, beginning of year	$5,139	$4,801
Capitalization of commissions, sales and issue expenses	594	615
Amortization	(881)	(361)
Change in unrealized investment gains and losses	—	84
Balance, End of Year	$4,852	$5,139